Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended	9 Months Ended	12 Months Ended		14 Months Ended	21 Months Ended	24 Months Ended	26 Months Ended	33 Months Ended	36 Months Ended	38 Months Ended	45 Months Ended	48 Months Ended	50 Months Ended	60 Months Ended	62 Months Ended	72 Months Ended	74 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2022	Oct. 31, 2019	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000006665 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura VIP Small Cap Value Series (Service Class)
Accumulated Value			$ 9,999.99				$ 13,108.48			$ 14,649.71			$ 12,167.59			$ 15,540.28		$ 15,202.04		$ 20,372.88		$ 17,855.6	$ 19,479.74	$ 21,626.24	$ 23,319.21
C000006666 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura VIP Small Cap Value Series (Standard Class)
Accumulated Value			10,000				13,140.51			14,723.9			12,262.56			15,713.23		15,414.29		20,719.42		18,214.69	19,934.85	22,191.38	24,002.39
C000006679 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura VIP Emerging Markets Series (Standard Class)
Accumulated Value			10,000				11,393.32			16,013.44			13,482.43			16,533.43		20,680.67		20,093.88		14,551.09	16,558.05	17,400.84	31,541.32
C000006680 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura VIP Emerging Markets Series (Service Class)
Accumulated Value			10,000				11,367.98			15,940.77			13,386.1			16,364.71		20,405.45		19,766.55		14,269.3	16,187.98	16,959.82	30,659.02
C000212992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura VIP Opportunity Series (Standard Class)
Accumulated Value			10,000				10,826			12,883			10,901			14,183		15,715		19,349		16,702	19,424	22,266	24,228
C000212995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura VIP Total Return Series (Standard Class)
Accumulated Value			10,000.01				10,661.8			11,914.5			11,002.59			13,080.12		13,198.85		15,358.92		13,736.95	15,472.56	17,144.18	19,367.87
C000212994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura VIP Total Return Series (Service Class)
Accumulated Value		$ 10,000		$ 10,362.58				$ 10,418.49			$ 12,081.18			$ 10,774.03			$ 12,104.29		$ 13,367.44		$ 15,054.09
C000234377 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura VIP Fund for Income Series (Service Class)
Accumulated Value	$ 10,000				$ 9,282.42				$ 10,474.94			$ 11,135.29			$ 12,114.97
C000212997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura VIP Fund for Income Series (Standard Class)
Accumulated Value			10,000				11,112.31			11,870.61			11,564.28			13,042.12		14,078.65		14,765.7		13,132.17	14,874.94	15,846.4	17,295.77
C000212999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura VIP Growth Equity Series (Standard Class)
Accumulated Value			10,000				10,404			13,816			13,292			16,529		21,405		29,803		21,876	30,277	37,364	40,624
C000213000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura VIP Growth and Income Series (Standard Class)
Accumulated Value			10,000.01				10,988.05			12,996.45			11,675.03			14,663.61		14,595.92		17,836.26		18,465.24	20,700.66	23,951.57	30,954.57
C000213002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura VIP Investment Grade Series (Standard Class)
Accumulated Value			10,000				10,465.15			10,959.47			10,737.32			12,092.54		13,532.8		13,435.48		11,143.05	11,986.01	12,327.24	13,159.54
C000213003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura VIP Investment Grade Series (Service Class)
Accumulated Value		10,000		10,036.46				11,197.84			11,082.48			9,162.48			9,837.88		10,074.6		10,722.46
C000213004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura VIP Limited Duration Bond Series (Standard Class)
Accumulated Value			10,000				10,064			10,191			10,168			10,584		10,985		10,911		10,454	11,007	11,473	12,055
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000 Value Index
Accumulated Value			10,000				13,174.08343			14,206.65078			12,379.10795			15,151.28781		15,853.4425		20,335.27494		17,390.0484	19,937.08441	21,542.94648	24,256.18478
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Accumulated Value			10,000				11,274			13,656			12,940			16,954		20,495		25,754		20,808	26,209	32,448	38,012
MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index (net)
Accumulated Value			10,000				11,118.68434			15,264.07789			13,040.3077			15,442.58897		18,269.53037		17,805.1512		14,227.85517	15,626.1861	16,798.79313	22,437
MSCI Emerging Markets Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index (gross)
Accumulated Value			10,000				11,160.41251			15,373.70694			13,185.11415			15,674.86466		18,604.06378		18,190.41112		14,600.40133	16,099.14284	17,395.21153	23,371
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2500 Index
Accumulated Value			10,000				11,758.9511			13,735.7158			12,361.8523			15,794.2574		18,952.04294		22,397.92204		18,283.59688	21,469.19847	24,044.43623	26,907.49521
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value		10,000	10,000	10,676			11,195.99222	12,640		13,640.25248	16,268		13,042.21616	13,322		17,148.74322	16,824	20,303.90263	21,033	26,132.22253	24,794	21,399.45047	27,024.86249	33,786.40343	39,827.39145
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Index
Accumulated Value	10,000	10,000	10,000	9,988	9,248		10,264.74777	10,738	9,759	10,628.30813	10,572	9,881	10,629.51616	9,197	10,602	11,556.05927	9,705	12,423.53044	9,826	12,231.95313	10,544	10,640.56068	11,228.86687	11,369.25431	12,199.31461
Sixty S And P 500 Index 40 Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						60% S&P 500 Index / 40% Bloomberg US Aggregate Index
Accumulated Value		10,000	10,000	10,398			10,830.57073	11,929		12,369.60901	13,821		12,079.32302	11,639		14,758.38883	13,696	16,932.16848	15,756	19,617.0428	17,915	16,520.24286	19,439.16656	22,363.517	25,427.61973
ICE BofA US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA US High Yield Constrained Index
Accumulated Value	$ 10,000		10,000		$ 9,297		11,748.7937		$ 10,549	12,627.94969		$ 11,415	12,341.7875		$ 12,385	14,120.32941		14,977.88527		15,779.20963		14,010.28848	15,897.91578	17,201.80877	18,664.53095
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000 Index
Accumulated Value			10,000				11,205			13,636			12,983			17,063		20,640		26,101		21,108	26,708	33,255	39,030
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000 Growth Index
Accumulated Value			10,000				10,707.63699			13,942.68446			13,731.62995			18,728.52107		25,937.69053		33,095.59737		23,452.57358	33,461.69254	44,623.2523	52,905.49206
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000 Value Index
Accumulated Value			10,000				11,734.04521			13,337.44847			12,234.79943			15,482.07943		15,914.90499		19,919.15739		18,417.68092	20,528.84487	23,478.49085	27,213.05226
Bloomberg US Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Corporate Bond Index
Accumulated Value		$ 10,000	10,000	$ 10,057			10,611.14365	$ 11,052		11,292.16925	$ 10,936		11,009.03303	$ 9,213		12,609.51059	$ 9,998	13,856.20776	$ 10,210	13,711.80797	$ 11,004	11,550.61255	12,534.59599	12,800.96987	13,795.9077
Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value			$ 10,000				$ 10,128.23731			$ 10,213.76048			$ 10,377.01605			$ 10,795.19148		$ 11,155.05677		$ 11,102.58258		$ 10,693.2562	$ 11,186.45383	$ 11,673.70462	$ 12,297.77738